UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-09261

FOXBY CORP.
(Exact name of registrant as specified in charter)

11 Hanover Square, 12th Floor New York, NY	10005
(Address of principal executive offices)	(Zip Code)

John F. Ramírez, Esq.
Foxby Corp.
11 Hanover Square
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-344-6310

Date of fiscal year end: 12/31

Date of reporting period: 3/31/12

Item 1. Schedule of Investments
FOXBY CORP.
SCHEDULE OF PORTFOLIO INVESTMENTS
March 31, 2012
(Unaudited)

Shares		Cost	Value
	COMMON STOCKS (96.07%)
	Electronic Computers (23.04%)
2,100	Apple Inc.	$430,978	$1,258,887

	Fire, Marine & Casualty Insurance (5.20%)
3,500	Berkshire Hathaway, Inc. - Class B (a)	296,368	284,025

	Gold & Silver Ores (0.12%)
13,243	Rockwell Diamonds Inc. (a)	374,646	6,360

	Information Retrieval Services (5.87%)
500	Google, Inc. (a)	231,910	320,620

	Investment Advice (6.81%)
3,000	Franklin Resources Inc.	303,381	372,090

	National Commercial Banks (3.75%)
6,000	Wells Fargo & Company	163,265	204,840

	Operative Builders (2.19%)
5,000	Toll Brothers, Inc. (a)	116,698	119,950

	Petroleum Refining (5.73%)
900	Chevron Corp.	90,629	96,516
2,500	Exxon Mobil Corp.	171,549	216,825
		262,178	313,341

	Retail-Catalog & Mail Order Houses (7.41%)
2,000	Amazon.com, Inc. (a)	170,440	405,020

	Retail Consulting and Investment (0%)
72,728	Amerivon Holdings LLC (a) (b)	0	0

	Retail-Eating Places (5.39%)
3,000	McDonald's Corp.	167,748	294,300

	Retail-Lumber & Other Building Materials Dealers (6.44%)
7,000	The Home Depot, Inc.	191,873	352,170

	Retail-Variety Stores (4.26%)
3,800	Wal-Mart Stores, Inc.	196,261	232,560

	Security Brokers, Dealers & Flotation Companies (3.71%)
1,000	The Goldman Sachs Group, Inc.	184,940	124,370
4,000	Morgan Stanley	120,560	78,560
		305,500	202,930

	Services-Prepackaged Software (3.54%)
6,000	Microsoft Corp.	141,020	193,500

	Smelting (0%)
82,111	China Silicon Corporation (a) (b)	56,882	0

	Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics (4.92%)
4,000	The Procter & Gamble Company	234,390	268,840

	Surgical & Medical Instruments & Apparatus (3.26%)
2,000	3M Company	185,130	178,420

	Trucking & Courier Services (4.43%)
3,000	United Parcel Service, Inc.	221,388	242,160

	Total common stocks	4,050,056	5,250,013

	PREFERRED STOCKS (2.10%)
	Retail Consulting and Investment (2.10%)
166,781	Amerivon Holdings LLC (a) (b)	458,681	114,662

	Smelting (0%)
945	China Silicon Corporation (a) (b)	177,282	-

	Total preferred stocks	635,963	114,662

	MONEY MARKET FUND (2.67%)
145,669	SSgA Money Market Fund, 7 day annualized yield 0.01%	145,669	145,669

	Total investments (100.84%)	$4,831,688	5,510,344

	Liabilities in excess of other assets (-0.84%)		(45,645)

	Net assets (100.00%)		$5,464,699

(a) Non-income producing.

(b) Illiquid and/or restricted security that has been fair valued.

Notes to Schedule of Portfolio Investments (Unaudited)

Valuation of Investments
Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade.  Most equity securities for which the primary markets is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price.  Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded.  If the last sale price on the local exchange is unavailable, the last evaluated quote or closing bid price normally is used. Certain of the securities in which the Fund may invest are priced trhough pricing services that may utilize a matrix pricing system which takes into consideration factors such as yields, prices, maturities, call features, and ratings on comparable securities. Bonds may be valued according to prices quoted by a bond dealer that offers pricing services. Debt obligations with remaining maturities of 60 days or less are valued at cost adjusted for amortization of premiums and accretion of discounts. Open end investment companies are valued at their net asset value. Foreign securities markets may be open on days when U.S. markets are closed. For this reason, the value of any foreign securities owned by the Fund could change on a day when stockholders cannot buy or sell shares of the Fund. Securities for which quotations are not readily available or reliable and other assets may be valued as determined in good faith by CEF Advisers, Inc., the Fund’s Investment Manager, under the direction of or pursuant to procedures established by the Fund’s Board of Directors, called “fair value pricing.”  Due to the inherent uncertainty of valuation, fair value pricing values may differ from the values that would have been used had a readily available market for the securities existed.  These differences in valuation could be material.  A security’s valuation may differ depending on the method used for determining value.  The use of fair value pricing by the Fund may cause the net asset value of its shares to differ from the net asset value that would be calculated using market prices.

Fair Value Measurements
Inputs to valuation methods are prioritized by a three level hierarchy as follows:
  Level 1 – unadjusted quoted prices in active markets for identical assets or liabilities including securities actively traded on a securities exchange.
  Level 2 – observable inputs other than quoted prices included in level 1 that are observable for the asset or liability which may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
  Level 3 – unobservable inputs for the asset or liability including the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity Securities (common and preferred stock). Equity securities traded on a national securities exchange or market generally are stated normally at the official closing price, last sales price or, if no sale has occurred, at the closing bid price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they may be categorized in level 1 of the fair value hierarchy. Preferred stock and other equities on inactive markets or valued by reference to similar instruments may be categorized in level 2.

Restricted and/or illiquid securities. Restricted and/or illiquid securities for which quotations are not readily available or reliable may be valued as determined in good faith by the Investment Manager under the direction of or pursuant to procedures established by the Fund’s Board of Directors. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted or illiquid securities issued by nonpublic entities may be valued by reference to comparable public entities or fundamental data relating to the issuer or both. Depending on the relative significance of valuation inputs, these instruments may be classified in either level 2 or level 3 of the fair value hierarchy.

The flowing is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s assets carried at fair value. Refer to the Schedule of Portfolio Investments for detailed information on specific investments.

	Level 1	Level 2	Level 3	Total
Assets
Investments, at value
Common stocks
Electronic Computers	$1,258,887	$-	$-	$1,258,887
Fire, Marine & Casualty Insurance	284,025	-	-	284,025
Gold & Silver Ores	6,360	-	-	6,360
Information Retrieval Services	320,620	-	-	320,620
Investment Advice	372,090	-	-	372,090
National Commercial Banks	204,840	-	-	204,840
Operative Builders	119,950	-	-	119,950
Petroleum Refining	313,341	-	-	313,341
Retail - Catalog & Mail Order Houses	405,020	-	-	405,020
Retail Consulting and Investment	-	-	0	0
Retail - Eating Places	294,300	-	-	294,300
Retail - Lumber & Other Building Materials Dealers	352,170	-	-	352,170
Retail - Variety Stores	232,560	-	-	232,560
Security Brokers, Dealers & Flotation Companies	202,930	-	-	202,930
Services-Prepackaged Software	193,500	-	-	193,500
Smelting	-	-	0	0
Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics	268,840	-	-	268,840
Surgical & Medical Instruments & Apparatus	178,420	-	-	178,420
Trucking & Courier Services	242,160	-	-	242,160
Preferred stocks
Retail Consulting and Investment	-	-	114,662	114,662
Smelting	-	-	0	0
Money market fund	145,669	-	-	145,669
total investments, at value	$5,395,682	$-	$114,662	$5,510,344

There were no transfers between level 1 and level 2 during the three months ended March 31, 2012.

The following is a reconciliation of level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Total

Balance at December 31, 2011	$0	$114,662	$114,662

Cost of purchases	-	-	-
Proceeds from sales	-	-	-
Realized gain (loss)	-	-	-
Change in unrealized depreciation	0	-	0
Transfers in or out of level 3	0	-	0
Balance at March 31, 2012	$0	$114,662	$114,662

Cost for Federal Income Tax Purposes
At March 31, 2012, for federal income tax purposes the aggregate cost of securities was $4,831,688 and net unrealized appreciation was $678,656, comprised of gross unrealized appreciation of $1,746,748 and gross unrealized depreciation of $1,068,092.

Illiquid and Restricted Securities
The Fund owns securities which have a limited trading market and/or certain restrictions on trading and, therefore, may be illiquid and/or restricted. Such securities have been valued at fair value. Due to the inherent uncertainty of valuation, fair value pricing values may differ from the values that would have been used had a readily available market for the securities existed. These differences in valuation could be material. Illiquid and/or restricted securities owned at March 31, 2012, were as follows:

	Acquisition
	Date	Cost	Value

Amrivon Holdings LLC preferred shares	9/20/07	$458,681	$114,662
Amrivon Holdings LLC common equity units	9/20/07	0	0
China Silicon Corp. preferred shares	7/18/07	177,282	$0
China Silicon Corp. common shares	2008-2010	56,882	0
		$692,845	$114,662

Percent of net assets		12.7%	2.1%

Foreign Securities Risk
Investments in the securities of foreign issuers involve special risks which include changes in foreign exchange rates and the possibility of future adverse political and economic developments which could adversely affect the value of such securities.  Moreover, securities in foreign issuers and markets may be less liquid and their prices more volatile than those of U.S. issuers and markets.

Item 2.  Controls and Procedures

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Foxby Corp.

By : /s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the 1940 Act, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: May 29, 2012

By: /s/ Thomas O'Malley
Thomas O'Malley, Chief Financial Officer

Date: May 29, 2012

Exhibit Index

(a)	Certifications of the registrant's principal executive and principal financial officer as required by Rule 30a-2(a) under the 1940 Act. (EX-99.CERT)